Shareholders' equity - Ordinary shares purchased and sold on market (Details)	6 Months Ended
Mar. 31, 2021 $ / shares shares
Ordinary shares
Share-based payments
Net number of ordinary shares purchased/(sold) on market	3,201,544
Employee Share Plan (ESP)
Share-based payments
Average share price, ordinary shares | $ / shares	$ 19.09
Employee Share Plan (ESP) | Ordinary shares
Share-based payments
Number of ordinary shares purchased on market	1,178,527
RSP
Share-based payments
Average share price, ordinary shares | $ / shares	$ 20.74
RSP | Ordinary shares
Share-based payments
Net number of ordinary shares purchased/(sold) on market	1,890,323
Westpac Performance Plan (WPP) | Share rights
Share-based payments
Average share price, ordinary shares | $ / shares	$ 19.07
Westpac Performance Plan (WPP) | Share rights | Ordinary shares
Share-based payments
Number of ordinary shares purchased on market	132,694